LONG TERM DEBT (Details) - USD ($) $ in Thousands	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2017
Long Term Debt
Total debt		$ 332,888	$ 484,675
Current maturities of long-term debt	$ (43,638)	(43,638)	(47,050)
Total long-term debt		289,250	437,625
Unamortized deferred financing fees		(4,874)	(8,993)
Total long-term debt, net	$ 273,825	284,376	428,632
Future maturity requirements on long term debt
2019		43,600
2020		44,500
2021		244,800
Loan A, due 2021 | Term Loan
Long Term Debt
Total debt		331,388	378,250
Loan B, due 2022 | Term Loan
Long Term Debt
Total debt			103,425
Debt owed to Rambler On
Long Term Debt
Current maturities of long-term debt		(1,500)
Debt owed to Rambler On | Unsecured promissory note
Long Term Debt
Total debt		$ 1,500	$ 3,000